Loans - Loans by FICO Score, Consumer (Details) - Consumer	Dec. 31, 2018	Dec. 31, 2017
HELOC | FICO score 740 or greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score (percent)	61.40%	60.00%
HELOC | FICO score 720-739
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score (percent)	8.50%	8.70%
HELOC | FICO score 700-719
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score (percent)	7.60%	8.30%
HELOC | FICO score 660-699
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score (percent)	10.90%	11.10%
HELOC | FICO score 620-659
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score (percent)	5.10%	4.90%
HELOC | FICO score less than 620
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score (percent)	6.50%	7.00%
HELOC | Total
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score (percent)	100.00%	100.00%
R/E installment loans | FICO score 740 or greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score (percent)	71.30%	73.10%
R/E installment loans | FICO score 720-739
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score (percent)	8.80%	8.00%
R/E installment loans | FICO score 700-719
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score (percent)	7.00%	6.40%
R/E installment loans | FICO score 660-699
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score (percent)	7.60%	7.20%
R/E installment loans | FICO score 620-659
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score (percent)	2.80%	2.80%
R/E installment loans | FICO score less than 620
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score (percent)	2.50%	2.50%
R/E installment loans | Total
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score (percent)	100.00%	100.00%
Permanent mortgage | FICO score 740 or greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score (percent)	51.80%	46.40%
Permanent mortgage | FICO score 720-739
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score (percent)	7.60%	12.80%
Permanent mortgage | FICO score 700-719
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score (percent)	10.60%	9.20%
Permanent mortgage | FICO score 660-699
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score (percent)	14.70%	14.80%
Permanent mortgage | FICO score 620-659
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score (percent)	6.50%	7.30%
Permanent mortgage | FICO score less than 620
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score (percent)	8.80%	9.50%
Permanent mortgage | Total
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score (percent)	100.00%	100.00%